Convertible Instruments and Accrued Interest - Components (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Apr. 23, 2021	Apr. 02, 2021	Feb. 28, 2026	May 31, 2025
Debt Instrument
Outstanding balance, beginning			$ 45,351	$ 45,020
Amortization of issuance discount and costs				407
Interest expense			1,934	4,424
Fair market value of shares and warrants exchanged for repayment			(6,750)	(4,273)
Difference between market value of common shares and reduction of principal				(227)
Outstanding balance, ending			40,535	45,351
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument
Outstanding balance, beginning			8,209	7,420
Consideration received		$ 25,000
Amortization of issuance discount and costs				45
Interest expense			377	744
Outstanding balance, ending			8,586	8,209
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument
Outstanding balance, beginning			37,142	37,600
Consideration received	$ 25,000
Amortization of issuance discount and costs				362
Interest expense			1,557	3,680
Fair market value of shares and warrants exchanged for repayment			(6,750)	(4,273)
Difference between market value of common shares and reduction of principal				(227)
Outstanding balance, ending			$ 31,949	$ 37,142